General Information	12 Months Ended
Dec. 31, 2017
General Information [Abstract]
General Information

1. General Information

The Parent Company

Gravity Co., Ltd. (the “Parent Company” or “Gravity”) was incorporated on April 4, 2000 to engage in developing and distributing online games and other related businesses principally in the Republic of Korea and other countries in Asia, North and South America, and Europe. Gravity’s principal product, Ragnarok Online, a multiplayer online role playing game, was commercially launched in August 2002. On February 8, 2005, Gravity listed its common shares on NASDAQ in the United States by means of American Depositary Shares (“ADSs”).

Gravity has four subsidiaries. NeoCyon, Inc. and Gravity Games Corporation operate in the Republic of Korea, Gravity Interactive, Inc., operates in the United States and Gravity Entertainment Corporation operates in Japan. Gravity has a local branch in Taiwan.

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and also acquired an additional 6.92% of voting shares on June 23 and June 24, 2008. As of December 31, 2017, GungHo Online Entertainment, Inc. has majority ownership and voting rights (59.31%) over the Gravity.

Consolidated Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the consolidated subsidiaries (collectively referred to as the “Company”). Details of the consolidated subsidiaries as of December 31, 2017, December 31, 2016, and January 1, 2016, are as follows:

Subsidiary	Location	Ownership interest held by the Gravity (%)	Main business
NeoCyon, Inc.	Korea	96.11%	Mobile game development and service
Gravity Interactive, Inc	U.S.A.	100.00%	Online and mobile game services
Gravity Games Corp	Korea	85.50%	Online game development
Gravity Entertainment Corp	Japan	100.00%	Animation production, distribution, and game services